Annual Report - Financial Statements

T. Rowe Price

Personal Strategy
Income Fund

May 31, 2002



T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------


Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------

                 Year
                 Ended
                 5/31/02     5/31/01     5/31/00     5/31/99     5/31/98

NET ASSET VALUE

Beginning of
period         $   13.14   $   13.00   $   13.35   $   13.13   $   11.98

Investment activities

  Net investment
  income (loss)     0.43*       0.52*       0.54*       0.51*       0.50*

  Net realized
  and unrealized
  gain (loss)      (0.26)       0.31        0.02        0.31        1.43

  Total from
  investment
  activities        0.17        0.83        0.56        0.82        1.93


Distributions

  Net investment
  income           (0.44)      (0.53)      (0.54)      (0.50)      (0.50)

  Net realized
  gain                --       (0.16)      (0.37)      (0.10)      (0.28)

  Total
  distributions    (0.44)      (0.69)      (0.91)      (0.60)      (0.78)


NET ASSET VALUE

End of
period         $   12.87   $   13.14   $   13.00   $   13.35   $   13.13
               -----------------------------------------------------------------


Ratios/Supplemental Data

Total return
(diamond)           1.40%*      6.54%*      4.39%*      6.43%*     16.61%*

Ratio of total
expenses to average
net assets          0.90%*      0.90%*      0.90%*      0.90%*      0.95%*

Ratio of net
investment income
(loss) to average
net assets          3.34%*      4.04%*      4.06%*      3.91%*      4.13%*

Portfolio
turnover
rate               115.9%       79.8%       45.4%       48.9%       30.9%

Net assets,
end of period
(in thousands) $ 270,372   $ 246,144   $ 198,885   $ 208,208   $  85,898


(diamond) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

        * Excludes expenses in excess of a 0.90% voluntary expense limitation in effect through 5/31/02 and expenses in excess of a 0.95% voluntary expense limitation in effect through 5/31/98.


The accompanying notes are an integral part of these financial statements.



T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------
                                                                   May 31, 2002


Portfolio of Investments                        Shares/Par                Value
--------------------------------------------------------------------------------
                                                                   In thousands


Common Stocks and Warrants  41.0%

CONSUMER DISCRETIONARY  5.9%

Auto Components  0.1%

Brembo (EUR)                                         2,500      $            17
Bridgestone (JPY)                                    3,000                   44
Denso (JPY)                                          4,600                   72
Keystone Automotive *                                2,400                   48
Safelite Glass, Class A,
  Warrants, 9/29/06 *@                                 791                    0
Safelite Glass, Class B *@                             323                    0
Safelite Glass, Class B,
  Warrants, 9/29/07 *@                                 527                    0
Safelite Realty *@                                      22                    0
Strattec Security *                                    500                   26
                                                                            207


Automobiles  0.5%

DaimlerChrysler (EUR)                                1,485                   73
Ford Motor                                          23,100                  408
Harley-Davidson                                      3,200                  168
Honda Motor (JPY)                                    4,000                  171
Mitsubishi Motor (JPY) *                            27,000                   85
Nissan Motor (JPY)                                  11,000                   78
Peugeot (EUR)                                        2,191                  116
Toyota Motor (JPY)                                   7,900                  216
Volkswagen (EUR)                                     3,584                  189
                                                                          1,504


Distributors  0.0%

Cycle & Carriage (SGD)                               4,000                   10
                                                                             10


Hotels, Restaurants & Leisure  0.4%

Applebee's                                           1,100                   43
BUCA *(misc. symbol)                                 3,200                   57
CEC Entertainment *                                    500                   24
Elior (EUR)                                          5,897                   46
Mikohn Gaming, 144A, Warrants, 8/15/08 *                50                    0
O' Charley's *                                       4,500                  104
Ruby Tuesday                                         3,500                   81
Sodexho Alliance (EUR)                               1,527                   53
Sonic *                                              2,325      $            66
Starbucks *                                          3,900                   95
Starwood Hotels & Resorts Worldwide, REIT           14,300                  506
Watami Food Service (JPY)                            3,000                   44
Whitbread (GBP)                                     11,096                  103
                                                                          1,222


Household Durables  0.8%

Daiwa House Industry (JPY)                           6,000                   42
Electrolux, Series B (SEK)                           3,621                   66
Harman International                                 4,800                  265
Matsushita Electric Industrial (JPY)                 8,000                  112
Matthews International, Class A                      6,400                  161
Newell Rubbermaid                                   14,200                  485
Persimmon (GBP)                                      9,694                   62
Pioneer Electronic (JPY)                             5,000                   94
SEB (EUR)                                              424                   37
SEB, Series A (SEK)                                 11,971                  119
Sony (JPY)                                           4,500                  261
Thomson Multimedia (EUR) *                           2,805                   79
Tupperware                                          13,800                  305
                                                                          2,088


Internet & Catalog Retail  0.1%

USA Interactive *                                    5,700                  163
                                                                            163


Leisure Equipment & Products  0.4%

Bandai (JPY)                                         1,400                   49
Brunswick                                            3,100                   82
Eastman Kodak                                       23,100                  769
Konica (JPY)                                         5,000                   34
Mattel                                               1,000                   21
SCP Pool *(misc. symbol)                             4,975                  146
                                                                          1,101


Media  1.9%

AOL Time Warner *                                   25,400                  475
Avex (JPY)                                           1,000                   24
Clear Channel Communications *                      10,500                  559
Comcast, Class A *                                   9,200                  259
Disney                                              23,000                  527
EchoStar Communications, Class A *                   3,200      $            81
Emmis Broadcasting, Class A *                        2,100                   62
Entercom Communications *                              800                   42
International Media (EUR) *                            522                    2
Liberty Media, Class A *                            38,500                  464
Mediaset (EUR)                                       3,818                   30
Mondadori (EUR)                                      2,316                   15
News Corporation ADR (misc. symbol)                  2,900                   85
Omnicom                                              5,200                  449
Publicis Groupe (EUR)                                2,843                   86
Reader's Digest, Class A                            19,200                  428
Reed Elsevier (GBP)                                 25,346                  244
Scholastic *                                         1,000                   48
Sinclair Broadcast Group, Class A *                  4,700                   70
Singapore Press (SGD)                                6,000                   70
Univision Communications,
  Class A *(misc. symbol)                            1,100                   44
Viacom, Class B *                                   16,928                  829
Vivendi Universal (EUR)                              3,615                  113
Young Broadcasting, Class A *                        1,400                   28
                                                                          5,034


Multiline Retail  0.7%

AVA (EUR)                                              811                   30
Debenhams (GBP)                                      7,848                   40
Kohl's *                                             1,500                  113
Metro (EUR)                                          1,973                   64
Neiman Marcus, Class A *                             2,600                   96
Nordstrom                                           17,600                  433
Stein Mart *                                         2,300                   26
Target                                              14,300                  593
Wal-Mart                                             8,900                  481
Wal-Mart de Mexico (MXN)                            49,300                  143
                                                                          2,019


Specialty Retail  0.8%

Aeropostale *                                        1,000                   27
Autobacs Seven (JPY)                                 2,300                   67
Best Buy *                                           4,350                  201
Charles Vogele Holdings (CHF) *                      1,309                   46
Christopher & Banks *(misc. symbol)                  1,350                   54
Copart *                                             2,200      $            36
Home Depot                                          13,200                  550
Linens 'n Things *(misc. symbol)                     2,200                   68
Shimachu (JPY)                                       2,400                   45
Toys "R" Us *                                       38,300                  699
Travis Perkins (GBP)                                 9,333                  153
Ultimate Electronics *(misc. symbol)                   700                   21
Urban Outfitters *                                   1,500                   44
Valora (CHF)                                           200                   42
                                                                          2,053


Textiles, Apparel, & Luxury Goods  0.2%

Adidas-Salomon (EUR)                                   712                   58
Christian Dior (EUR)                                 2,643                  109
Columbia Sportswear *                                  599                   21
Culp *(misc. symbol)                                   100                    1
Dan River, Class A *                                 4,600                   19
Nike, Class B                                        1,500                   81
Stride Rite                                          5,500                   43
Unifi *                                              2,700                   27
Yue Yuen Industrial (HKD)                           46,000                  151
                                                                            510

Total Consumer Discretionary                                             15,911



CONSUMER STAPLES  3.3%

Beverages  0.6%

Allied Domecq (GBP)                                 26,197                  179
Anheuser-Busch                                       6,600                  341
Coca-Cola                                            8,900                  494
Femsa UBD Units (Represents 1 Series B and
  4 Series D shares) (MXN)                          30,400                  128
Heineken (EUR)                                       1,153                   50
Lion Nathan (NZD)                                   23,000                   62
PepsiCo                                              7,820                  406
Remy Cointreau (EUR)                                 1,832                   56
Sapporo Breweries (JPY)                             10,000                   31
                                                                          1,747


Food & Drug Retailing  0.6%

Carrefour (EUR)                                      5,614      $           283
Casey's General Stores                               8,800                  105
Casino Guichard-Perrachon (EUR)                      1,011                   83
CVS                                                 11,100                  356
FamilyMart (JPY)                                     1,800                   46
Great Atlantic & Pacific Tea Company *               3,800                   88
J. Sainsbury (GBP)                                  40,104                  221
Performance Food Group *(misc. symbol)                 200                    7
Safeway *                                              100                    4
Seneca Foods, Class A *                                300                    4
Seneca Foods, Class B *                                200                    3
Walgreen                                             4,200                  161
Wild Oats Markets *(misc. symbol)                    2,100                   31
Woolworths (AUD)                                    12,736                   94
                                                                          1,486


Food Products  0.9%

American Italian Pasta,
  Class A *(misc. symbol)                              800                   39
Campbell Soup                                       22,400                  633
CSM (EUR)                                            2,064                   51
Danisco (DKK)                                          834                   29
General Mills                                       14,220                  647
International Multifoods *                           2,700                   71
Nestle (CHF)                                         1,376                  334
Nippon Meat Packer (JPY)                             7,000                   81
Orkla, Series A (NOK)                                1,431                   28
Parmalat Finanz (EUR)                               64,784                  200
Unilever (GBP)                                      24,239                  223
                                                                          2,336


Household Products  0.4%

Colgate-Palmolive                                    9,000                  488
Kao (JPY)                                            4,000                   93
Kimberly-Clark                                       7,500                  487
Procter & Gamble                                       200                   18
                                                                          1,086


Personal Products  0.0%

Chattem *                                            1,600                   46
Fancl (JPY)                                            900                   35
Playtex Products *                                     600                    8
                                                                             89


Tobacco  0.8%

Philip Morris                                       27,450      $         1,571
UST                                                 12,800                  491
                                                                          2,062

Total Consumer Staples                                                    8,806



ENERGY  3.2%

Energy Equipment & Services  0.7%

Atwood Oceanics *                                    1,900                   86
Baker Hughes                                        25,100                  920
BJ Services *                                        5,800                  218
Cooper Cameron *                                       300                   17
FMC Technologies *                                   3,100                   70
Grant Prideco *                                        500                    7
Hydril *                                             1,100                   29
Key Energy Services *                                2,300                   25
Lone Star Technologies *(misc. symbol)                 800                   19
National Oilwell *                                   1,500                   38
Saipem (EUR)                                         7,609                   51
Seacor Smit *(misc. symbol)                          2,400                  117
Smedvig, Series A (NOK)                              2,340                   20
Smith International *(misc. symbol)                  3,500                  257
Transocean Sedco Forex                               2,000                   76
W-H Energy Services *                                1,400                   32
                                                                          1,982


Oil & Gas  2.5%

BG Group (GBP)                                      19,910                   86
BP (GBP)                                            21,138                  181
BP ADR                                              26,302                1,343
ChevronTexaco                                        6,949                  606
Cia Espanola de Petroleos (EUR)                      7,030                  115
ENI (EUR)                                            9,450                  144
ENI ADR (misc. symbol)                                 700                   53
Exxon Mobil                                         30,786                1,229
Forest Oil *                                         2,350                   69
Marathon Oil                                        25,800                  708
Noble Energy                                         2,600                   99
Norsk Hydro (NOK)                                    2,280      $           115
OMV (EUR)                                              100                    9
Origin Energy (AUD)                                 26,430                   52
Petroleo Brasileiro (Petrobras) ADR                  5,900                  129
Royal Dutch Petroleum ADR                            5,100                  281
Shell Transport & Trading (GBP)                     35,100                  272
Shell Transport & Trading ADR (misc. symbol)         1,000                   46
Tonen General Sekiyu (JPY)                           6,000                   52
TotalFinaElf, Series B (EUR)                         2,318                  361
TravelCenters of America, Warrants, 11/14/10 *       1,200                   12
Ultra Petroleum *                                    2,100                   18
Unocal                                              17,900                  659
XTO Energy                                           6,275                  127
                                                                          6,766

Total Energy                                                              8,748



FINANCIALS  9.8%

Banks  3.7%

77 Bank (JPY)                                       16,000                   64
ABN AMRO (EUR)                                       4,919                   95
Alliance & Leicester (GBP)                          16,993                  217
Anglo Irish Bank (EUR)                              17,752                  112
Australia & New Zealand Banking (AUD)                8,100                   89
Australia & New Zealand Banking ADR                  1,700                   94
Banca Intesa (EUR)                                  70,657                  209
Banca Popolare di Milano (EUR) *                     1,900                    8
Banco Bradesco ADR (misc. symbol)                    3,752                   99
Banco Santander Central Hispano (EUR)               21,513                  199
Banco Santiago ADR                                   6,900                  136
Bank of America                                     19,300                1,463
Bank of New York                                     6,700                  243
Bank of Yokohama (JPY)                              22,000                   88
Bank One                                            15,300                  622
BNP Paribas (EUR)                                    3,535                  199
BPCI (EUR) *                                         2,344                   20
Chittenden                                           6,000                  181
Citizens Banking                                     4,100                  135
Commonwealth Bank of Australia (AUD)                 8,700      $           165
DBS (SGD)                                           11,978                   94
Den Norske Bank (NOK)                                1,492                    8
Deutsche Bank (EUR)                                  2,463                  178
Dexia (EUR)                                          6,092                   96
Fifth Third Bancorp                                  4,800                  313
First Bell Bancorp                                     700                   12
Frankfort First                                        300                    5
Glacier Bancorp                                      1,610                   37
HBOS (GBP)                                          30,935                  374
HSBC Holdings (GBP)                                 24,068                  299
ITLA Capital *                                         800                   24
Jyske Bank (DKK) *                                   1,582                   39
KBC Bank (EUR)                                       2,000                   77
Lloyds TSB (GBP)                                    11,673                  126
Mellon Financial                                    21,300                  790
Mizuho Holdings (JPY)                                   73                  180
National Australia Bank (AUD)                       10,788                  221
Northern Trust                                       2,800                  145
Overseas Chinese Banking (SGD)                      13,400                   91
Provident Bankshares                                 3,200                   84
Royal Bank of Scotland (GBP)                         5,143                  150
Societe Generale (EUR)                                 594                   40
Southwest Bancorp *                                  2,900                   96
Standard Chartered (GBP)                            13,969                  165
Svenska Handelsbanken, Series A (SEK)                7,330                  115
The DePfa Group (EUR) *                              1,023                   80
U.S. Bancorp                                        34,900                  825
Unibanco GDR (misc. symbol)                          4,500                   93
UniCredito Italiano (EUR)                           29,973                  134
Valley National Bancorp                              4,431                  124
Wells Fargo                                          7,200                  377
WestAmerica                                          3,300                  147
                                                                          9,977


Diversified Financials  2.6%

Aiful (JPY)                                          1,450                  109
American Express                                    20,700                  880
BPI (EUR)                                           21,497                   49
Capital One Financial                                3,500      $           219
Charles Schwab                                       8,100                   98
Citigroup                                           33,290                1,437
Fannie Mae                                          15,500                1,240
Franklin Resources                                   3,000                  131
Freddie Mac                                         17,700                1,160
GIMV (EUR)                                           1,600                   51
Goldman Sachs Group                                  2,400                  181
Ifil (Ordinary shares) (EUR)                        10,324                   47
ING Groep (EUR)                                      7,384                  195
Merrill Lynch                                        4,900                  200
Morgan Stanley                                       6,600                  300
Promise (JPY)                                        2,300                  128
SLM Corporation                                      1,100                  106
State Street                                         7,800                  362
                                                                          6,893


Insurance  2.5%

ACE Limited                                          5,500                  190
Aegon (EUR)                                          3,512                   75
Allianz (EUR)                                          612                  138
Allstate                                             1,200                   46
American International Group                        13,917                  932
AMP (AUD)                                            6,800                   65
AXA (EUR)                                            5,904                  115
Brown and Brown (misc. symbol)                       3,400                  121
CNP Assurances (EUR)                                 3,669                  145
Hannover Reckversi (EUR)                               711                   55
Harleysville Group                                   1,900                   52
Hartford Financial Services Group                    4,500                  297
Helvetia Patria (CHF)                                  448                   67
Horace Mann Educators                                6,900                  140
London Pacific Group ADR                             2,300                    2
Markel *                                               400                   84
Marsh & McLennan                                     3,900                  393
Millea Holdings (JPY) *                                 10                   86
Mitsui Sumitomo Insurance (JPY)                     21,000                  118
Munich Re (EUR)                                        519                  119
National Mutual (AUD)                               66,010                  115
Ohio Casualty *                                      4,600      $            96
PartnerRe                                            2,500                  126
Progressive Corporation                              3,600                  213
Prudential (GBP)                                    11,807                  115
Royal & Sun Alliance (GBP)                          34,052                  146
SAFECO                                              19,300                  617
Selective Insurance                                  2,100                   57
St. Paul Companies                                  10,700                  456
Swiss Re (CHF)                                       1,792                  182
Triad Guaranty *                                       800                   38
UnumProvident                                       22,600                  572
W. R. Berkley                                        2,100                  124
XL Capital, Class A                                  8,400                  744
                                                                          6,841


Real Estate  1.0%

AMP Diversified Property Trust (AUD)                30,615                   46
Apartment Investment & Management,
  Class A, REIT                                        700                   33
Arden Realty, REIT                                   2,500                   68
CapitaLand (SGD)                                    11,000                    9
Corio (EUR)                                          1,740                   46
EastGroup Properties, REIT                           2,800                   69
Federal Realty Investment Trust, REIT               18,000                  493
Gables Residential Trust, REIT                       2,900                   88
Glenborough Realty Trust, REIT                       2,800                   63
Goldcrest (JPY)                                      1,200                   38
JP Realty, REIT                                        900                   24
Land Securities (GBP)                                2,747                   39
LaSalle Hotel Properties, REIT                       1,700                   24
Lend Lease (AUD)                                    13,877                   81
Manufactured Home Communities, REIT                  1,000                   34
Metrovacesa (EUR)                                    4,470                   95
Parkway Properties, REIT (misc. symbol)              2,000                   76
Reckson Associates Realty, REIT                     17,300                  435
Reckson Associates Realty,
  Class B, REIT (misc. symbol)                       1,071                   28
Simon Property Group, REIT                          14,168                  483
Singapore Land (SGD)                                18,000                   37
Sun Hung Kai Properties (HKD)                       18,000                  141
Washington, REIT                                     3,400                   93
Wereldhave (EUR)                                     1,014      $            55
Westfield Trust (AUD)                               58,000                  111
                                                                          2,709

Total Financials                                                         26,420



HEALTH CARE  5.1%

Biotechnology  0.3%

Abgenix *(misc. symbol)                                200                    3
Alkermes *(misc. symbol)                             3,000                   58
Amgen *                                              3,900                  186
Cephalon *(misc. symbol)                             1,481                   79
Cubist Pharmaceuticals *(misc. symbol)                 400                    6
CV Therapeutics *(misc. symbol)                        200                    4
Deltagen *(misc. symbol)                               900                    4
Exelixis *(misc. symbol)                               500                    4
Genentech *                                            100                    3
Gilead Sciences *                                      300                   11
IDEC Pharmaceuticals *(misc. symbol)                 1,300                   56
Incyte Genomics *                                      600                    4
LION bioscience (EUR) *                              1,330                    6
MedImmune *                                          5,800                  189
Neurocrine Biosciences *(misc. symbol)                 800                   26
NPS Pharmaceuticals *(misc. symbol)                  1,000                   19
OSI Pharmaceuticals *(misc. symbol)                    400                   12
QIAGEN (EUR) *                                         451                    7
Regeneron Pharmaceuticals *(misc. symbol)              400                    7
Telik *                                                300                    3
Triangle Pharmaceuticals *(misc. symbol)             2,400                    8
Trimeris *(misc. symbol)                               800                   39
Versicor *(misc. symbol)                             1,100                   13
Vertex Pharmaceuticals *                               596                   12
ViroPharma *(misc. symbol)                             400                    1
                                                                            760


Health Care Equipment & Supplies  0.4%

Baxter International                                 7,500                  403
Edwards Lifesciences *                               2,000                   48
EPIX Medical *                                         700                    7
Guidant *                                            1,900      $            76
Inhale Therapeutic Systems *(misc. symbol)           1,200                    9
Medtronic                                            2,800                  129
Nobel Biocare (SEK)                                    368                   24
Radiometer (DKK)                                     1,600                   53
Serologicals *                                       1,200                   22
Sola *                                                 700                    9
Steris *                                             2,800                   59
Tecan (CHF)                                          1,026                   50
Waters Corporation *                                   600                   16
Wilson Greatbatch Technologies *(misc. symbol)       1,600                   41
                                                                            946


Health Care Providers & Services  1.2%

AmeriPath *                                          2,500                   74
AmerisourceBergen                                    4,200                  324
AMN Healthcare Services *(misc. symbol)                200                    7
Cardinal Health                                      3,350                  223
Cross Country *                                        900                   33
Gehe (EUR)                                           1,818                   79
HCA                                                  4,700                  231
Henry Schein *                                       2,600                  129
Hooper Holmes                                        6,700                   59
Laboratory Corporation
  of America *(misc. symbol)                         4,200                  206
Lifeline Systems *                                   1,100                   28
Lincare Holdings *                                     600                   18
Maximus *(misc. symbol)                              3,800                  118
Orthodontic Centers of
  America *(misc. symbol)                            1,400                   36
Renal Care Group *                                   1,050                   35
Tenet Healthcare *                                   1,800                  134
UnitedHealth Group                                  12,300                1,117
Wellpoint Health Networks *                          6,600                  489
                                                                          3,340


Pharmaceuticals  3.2%

Abbott Laboratories                                  7,800                  371
Allergan                                             1,700                  107
AstraZeneca (GBP)                                    4,632                  204
Aventis (EUR)                                        5,010                  349
Biovail *(misc. symbol)                              3,200                  104
CSL (AUD)                                            2,632      $            55
Eisai (JPY)                                          3,000                   81
Eli Lilly                                            1,000                   65
Eon Labs *(misc. symbol)                               400                    6
Forest Laboratories *                                1,500                  111
GlaxoSmithKline (GBP)                               14,670                  301
GlaxoSmithKline ADR                                  5,200                  212
Guilford Pharmaceuticals *(misc. symbol)               200                    1
Hisamitsu Pharmaceutical (JPY)                       3,000                   41
Hoechst (EUR)                                        1,431                   77
IntraBiotics Pharmaceuticals *                         300                    0
Johnson & Johnson                                   11,700                  718
King Pharmaceuticals *                                 566                   15
Kyorin Pharmaceuticals (JPY)                         1,000                   25
Medicines Company *(misc. symbol)                      800                    7
Merck                                               14,300                  817
Novartis (CHF)                                      13,431                  576
Noven Pharmaceuticals *                              2,700                   72
Novo Nordisk (DKK)                                   1,025                   33
Pfizer                                              37,925                1,312
Pharmacia                                            6,065                  262
Schering-Plough                                     34,300                  907
Schwarz Pharma (EUR)                                 1,330                   44
Shire Pharmaceuticals (GBP) *                        5,749                   52
Takeda Chemical Industries (JPY)                     4,000                  180
Wyeth                                               28,660                1,591
                                                                          8,696

Total Health Care                                                        13,742



INDUSTRIALS & BUSINESS SERVICES  5.3%

Aerospace & Defense  0.1%

Armor Holdings *(misc. symbol)                       4,300                  113
General Dynamics                                       400                   40
Honeywell International                              1,100                   43
Thales (EUR)                                         1,812                   76
                                                                            272


Air Freight & Logistics  0.2%

C.H. Robinson Worldwide                                800      $            27
EGL *(misc. symbol)                                    750                   12
Expeditors International of Washington               1,300                   77
Forward Air *                                        1,800                   57
Ryder System                                         2,100                   63
TNT Post (EUR)                                       1,408                   29
UPS, Class B                                         2,800                  169
UTi Worldwide (misc. symbol)                         2,400                   47
                                                                            481


Airlines  0.1%

Frontier Airlines *(misc. symbol)                      300                    5
Midwest Express Holdings *                           2,100                   38
Singapore Airlines (SGD)                            15,400                  109
                                                                            152


Building Products  0.0%

Central Glass (JPY)                                 10,000                   56
Simpson Manufacturing *                                900                   57
Watsco                                               1,450                   25
                                                                            138


Commercial Services & Supplies  2.2%

Alliance Data Systems *(misc. symbol)                  100                    2
Apollo Group, Class A *                              6,800                  235
Automatic Data Processing                            5,500                  286
BISYS Group *                                        2,700                   94
Brambles Industries (GBP)                           34,162                  164
Buhrmann (EUR)                                       5,238                   62
Cendant *                                           16,100                  294
Central Parking                                      4,400                  108
CompX International, Class A                         1,700                   21
Concord EFS *                                       16,500                  516
Electro Rent *                                       2,000                   26
Factset Research Systems                             1,900                   62
First Data                                          10,718                  849
G&K Services, Class A                                2,100                   80
Global Payments                                      2,100                   76
H&R Block                                            8,700                  391
Herman Miller                                        3,200                   75
Iron Mountain *                                      5,400      $           167
KForce.com *                                           617                    3
Layne Christensen *                                    700                    7
MPS Group *                                          4,700                   39
New England Business Service                         3,000                   79
Paychex                                                500                   17
R.R. Donnelley                                      29,900                  862
Resources Connection *(misc. symbol)                 3,100                   79
Securitas, Series B (SEK)                            2,106                   40
SOURCECORP *                                         2,200                   66
Spherion *                                           2,200                   24
Tetra Tech *(misc. symbol)                           5,276                   76
United Stationers *                                  2,800                  107
Waste Management                                    32,406                  890
Waterlink *                                          2,600                    0
West Corporation *                                   1,500                   38
                                                                          5,835


Construction & Engineering  0.1%

Daito Trust Construction (JPY)                       8,600                  150
Eiffage (EUR)                                          310                   27
HOCHTIEF (EUR)                                       1,726                   35
Insituform Technologies,
  Class A *(misc. symbol)                            2,200                   56
Megachips (JPY)                                      1,000                   24
                                                                            292


Electrical Equipment  0.2%

A.O. Smith                                           4,750                  141
American Superconductor *(misc. symbol)                800                    6
Artesyn Technologies *                               4,100                   31
Belden                                               6,100                  133
Draka (EUR) *                                        1,125                   29
Fujikura (JPY)                                      27,000                  115
Global Power Equipment Group *(misc. symbol)           100                    1
Paxar *                                              5,900                  101
PECO II *                                            1,100                    3
Woodward Governor                                      800                   48
                                                                            608


Industrial Conglomerates  1.1%

3M Company                                           6,600      $           828
GE                                                  25,100                  782
Hutchison Whampoa (HKD)                             35,300                  295
Siemens (EUR)                                        3,860                  238
Tyco International                                  39,394                  865
                                                                          3,008


Machinery  0.8%

Actuant Corporation, Class A *                       1,380                   55
Amada (JPY)                                         13,000                   70
Cuno *                                               1,900                   66
Danaher                                              6,500                  452
Deere                                                7,300                  343
Deutz (EUR) *                                       18,200                   38
Fanuc (JPY)                                            900                   47
Harsco                                               3,800                  152
IDEX                                                   400                   15
IMI (GBP)                                           22,535                  106
Ishikawajima Harima Heavy Industries (JPY)          46,000                   81
Joy Global *                                           600                    9
NTN (JPY)                                           28,000                  110
Pall                                                15,900                  362
Reliance Steel & Aluminum                              800                   25
Saurer (CHF) *                                         594                   16
Sembcorp Marine (SGD)                               78,000                   41
Singulus Technology (EUR) *                          1,149                   32
SKF, Series B (SEK)                                  2,465                   61
                                                                          2,081


Marine  0.0%

Bergesen, Series A (NOK)                             2,005                   42
International Shipholding *                            900                    5
Kamigumi (JPY)                                      15,000                   63
                                                                            110


Road & Rail  0.4%

Burlington Northern Santa Fe                        11,200                  317
Cowie (GBP)                                         17,855                   89
Heartland Express *                                    906                   19
Norfolk Southern                                    32,600                  690
Railtrack (GBP) @                                   12,778                   41
                                                                          1,156


Trading Companies & Distributors  0.1%

Hagemeyer (EUR)                                      2,469      $            49
Mitsubishi (JPY)                                    18,000                  137
MSC Industrial Direct, Class A *                     1,300                   24
Sumitomo (JPY)                                      18,000                  119
                                                                            329

Total Industrials & Business Services                                    14,462



INFORMATION TECHNOLOGY  3.4%

Communications Equipment  0.8%

Black Box *(misc. symbol)                            1,800                   91
Brocade Communications Systems                         600                   12
Cisco Systems *                                     33,800                  533
Corning *                                           59,100                  284
ditech Communications *(misc. symbol)                  600                    2
GN Great Nordic (DKK) *                             14,620                   63
Harmonic *                                           2,100                   12
LM Ericsson, Class B, ADR *                         20,600                   46
Lucent Technologies *(misc. symbol)                 72,900                  339
Motorola                                             4,700                   75
Nokia (EUR)                                          3,651                   52
Nokia ADR                                           26,300                  365
Packeteer *                                          1,700                   12
QUALCOMM *                                           5,700                  180
Riverstone Networks *                                4,600                   16
Stratos Lightwave *                                  1,691                    4
Tandberg Television (NOK) *                          4,845                   11
Tekelec *                                              800                    9
                                                                          2,106


Computers & Peripherals  0.2%

Creative Technology (SGD)                            5,850                   59
Dell Computer *                                      9,900                  266
IBM                                                  1,000                   80
Lexmark International, Class A *                     3,300                  206
                                                                            611


Electronic Equipment & Instruments  0.4%

Analogic                                             1,700                   74
Anritsu (JPY)                                        3,000                   24
Celestica *(misc. symbol)                            2,000      $            59
Hitachi (JPY)                                        9,000                   68
Hitachi Chemical (JPY)                               4,400                   55
Hosiden (JPY)                                        3,000                   43
KEMET *                                              6,100                  123
Kyocera (JPY)                                        1,000                   81
Littelfuse *                                         3,700                   91
LSI Industries                                       2,550                   45
Methode Electronics, Class A                         3,900                   42
Newport                                              1,200                   21
Nippon Electric Glass (JPY)                          6,000                   66
Plexus *(misc. symbol)                               5,600                  127
Technitrol                                           2,500                   65
Woodhead Industries                                  3,800                   62
                                                                          1,046


Internet Software & Services  0.0%

Alloy Online *(misc. symbol)                         1,700                   23
Digital Impact *                                     2,400                    5
Internet Security Systems *(misc. symbol)            3,600                   61
Keynote Systems *                                      600                    5
MatrixOne *(misc. symbol)                            5,800                   35
Netegrity *                                          2,500                   18
Register.com *                                         300                    2
Sonicwall *                                          1,100                    7
Stellent *                                           1,200                    6
                                                                            162


IT Consulting & Services  0.3%

Accenture, Class A *                                 2,900                   60
Affiliated Computer Services, Class A *              7,500                  417
Analysts International                               2,800                   14
AnswerThink *                                          700                    4
CACl International, Class A *                        2,100                   71
Cap Gemini (EUR)                                       815                   40
EDB Business Partner (NOK) *                         3,961                   17
ITOCHU (JPY)                                           400                   16
ManTech International, Class A *(misc. symbol)       1,200                   28
NTT Data (JPY)                                          14                   66
Renaissance Learning *(misc. symbol)                 1,100                   38
Teleplan (EUR) *                                       302      $             3
Thiel Logistik (EUR) *                               3,592                   34
                                                                            808


Office Electronics  0.1%

Canon (JPY)                                          5,000                  193
                                                                            193


Semiconductor Equipment & Products  0.9%

Analog Devices *                                     7,200                  264
Applied Materials *                                  8,400                  186
ATMI *(misc. symbol)                                 2,000                   53
Cabot Microelectronics *(misc. symbol)               1,100                   54
Entegris *                                           4,000                   51
Exar *                                               1,900                   41
Genesis Microchip *(misc. symbol)                      500                    8
hi/fn *                                                600                    5
Infineon Technologies (EUR) *                        3,197                   56
Intel                                               13,400                  370
Jenoptik (EUR)                                       2,875                   56
KLA-Tencor *                                         1,400                   73
Linear Technology                                    1,100                   41
Maxim Integrated Products *                          8,900                  409
MKS Instruments *                                    2,400                   74
Mykrolis *                                           4,000                   54
Pixelworks *(misc. symbol)                           1,400                   12
QLogic *                                             1,900                   87
QuickLogic *                                           700                    3
Rohm (JPY)                                             300                   44
Samsung Electronics (KRW)                              300                   85
Shinko Electric Industries (JPY)                     1,000                   23
Sipex *(misc. symbol)                                1,700                   16
Texas Instruments                                    7,700                  221
Xilinx *                                             3,600                  127
                                                                          2,413


Software  0.7%

Activision *(misc. symbol)                             400                   13
Actuate *(misc. symbol)                              2,200                   13
Adobe Systems                                        1,200                   43
Autonomy (GBP) *                                     2,458                   13
Concord Communications *                               400      $             6
Electronic Arts *                                      700                   45
ENIX Corporation (JPY)                               4,300                   99
Jack Henry & Associates                              4,600                   90
Kronos *(misc. symbol)                               3,200                  131
Magma Design Automation *(misc. symbol)                300                    5
Mercury Interactive *                                  800                   27
Microsoft *                                         18,900                  962
Midway Games *(misc. symbol)                         5,600                   57
NetIQ *(misc. symbol)                                1,060                   25
Oracle *                                             2,300                   18
Progress Software *                                  4,500                   62
Quest Software *(misc. symbol)                       1,200                   17
Sage (GBP)                                          20,098                   52
SAP (EUR)                                              960                  100
Siebel Systems *                                       600                   11
SPSS *                                               1,500                   24
Trend Micro (JPY) *                                  1,500                   44
Verisity *(misc. symbol)+                              800                   13
VERITAS Software *                                   3,825                   87
Verity *                                             3,100                   29
Wind River Systems *(misc. symbol)                   3,100                   21
                                                                          2,007

Total Information Technology                                              9,346



MATERIALS  2.6%

Chemicals  1.4%

Agrium                                               7,500                   76
Airgas *                                             6,400                  104
Arch Chemicals                                       3,800                   88
BASF (EUR)                                           4,139                  193
Degussa (EUR)                                        6,688                  225
Dow Chemical                                        11,800                  393
DuPont                                               5,902                  272
Ferro                                                  800                   24
Great Lakes Chemical                                12,840                  326
Hercules *                                          31,800                  400
IMC Global                                           1,000      $            14
International Flavors & Fragrances                  17,300                  589
Kaneka (JPY)                                        11,000                   75
MacDermid (misc. symbol)                               700                   14
Material Sciences *                                  2,400                   30
Minerals Technologies                                2,600                  137
Potash                                               5,700                  382
Scotts, Class A *                                    2,700                  127
Shin-Etsu Chemical (JPY)                             6,100                  246
                                                                          3,715


Construction Materials  0.2%
Boral (AUD)                                         36,828                   80
Cemex Participating Certificates
  (Represents 2 Series A
  and 1 Series B shares) (MXN)                      26,371                  158
Ciments Francais (EUR)                               1,252                   60
Heidelberger Zement (EUR)                              945                   40
RMC (GBP)                                           12,237                  130
                                                                            468


Containers & Packaging  0.0%

Ivex Packaging *                                     2,600                   60
Smurfit-Stone Container *                              900                   15
                                                                             75


Metals & Mining  0.6%

Alcoa                                               16,820                  588
Anglo American (GBP)                                   787                   14
Arbed (EUR)                                            193                   28
Companhia Vale do Rio Doce ADR
  (1 ADR represents
  1 preferred A share) (misc. symbol)                3,900                  115
Gibraltar Steel                                        900                   21
Lihir Gold (AUD) *                                  47,140                   41
Newmont Mining                                         491                   15
NN, Inc.                                             1,600                   17
Pechiney (EUR)                                       1,132                   61
Phelps Dodge                                        16,500                  644
Rio Tinto (AUD)                                     13,501                  269
                                                                          1,813


Paper & Forest Products  0.4%

Buckeye Technologies *(misc. symbol)                 5,000                   52
Kimberly-Clark de Mexico, Series A (MXN)            47,100                  141
MeadWestvaco                                         9,000      $           284
Potlatch (misc. symbol)                                100                    4
Svenska Cellulosa, Series B (SEK)                    2,524                   88
Weyerhaeuser                                         6,800                  445
                                                                          1,014

Total Materials                                                           7,085



TELECOMMUNICATION SERVICES  1.4%

Diversified Telecommunication Services  0.9%

AT&T                                                30,375                  364
BT Group (GBP) *                                    22,789                   93
France Telecom ADR (misc. symbol)                    2,300                   43
Hellenic Telecommunications Organization (EUR)       2,800                   45
Pacific Century CyberWorks ADR *(misc. symbol)       2,457                    6
Portugal Telecom (EUR)                               7,672                   56
Royal KPN (EUR) *                                   13,101                   57
SBC Communications                                   9,800                  336
Singapore Telecommunications (SGD)                  70,000                   61
Sprint                                              26,400                  434
TDC A/S (DKK)                                        3,244                   85
Telebras ADR (misc. symbol)                          2,800                   82
Telecom Corp. of New Zealand ADR                       600                   12
Telecom Italia (Ordinary shares) (EUR)              21,809                  175
Telefonica ADR                                       3,369                  106
Telmex, Series L, ADR                                6,800                  237
Telstra (AUD)                                       23,500                   63
                                                                          2,255


Wireless Telecommunication Services  0.5%

AirGate PCS *(misc. symbol)                            400                    5
America Movil, Series L, ADR                         6,500                  114
Bouygues (EUR)                                       2,049                   60
China Mobile (Hong Kong) (HKD) *                    14,000                   44
Debitel (EUR)                                        2,497                   29
KDDI (JPY)                                              27                   96
NTT DoCoMo (JPY)                                        51                  138
Telecom Italia Mobile (EUR)                         35,145                  149
Vodafone (GBP)                                      56,727                   86
Vodafone ADR (misc. symbol)                         47,950      $           716
Western Wireless, Class A *                          1,300                    4
                                                                          1,441

Total Telecommunication Services                                          3,696



UTILITIES  1.0%

Electric Utilities  0.9%

Chubu Electric (JPY)                                 4,100                   70
Cleco                                                6,100                  141
Constellation Energy Group                          10,900                  330
E.On (EUR)                                           6,113                  318
Electrobras ADR                                     12,000                   70
Exelon                                               7,787                  417
FirstEnergy                                          8,919                  308
Hong Kong Electric (HKD)                            14,000                   54
Iberdrola (EUR)                                     16,712                  233
MVV Energie (EUR)                                    1,122                   17
Tokyo Electric Power (JPY)                           6,100                  128
TXU                                                  5,700                  293
Unisource Energy (misc. symbol)                      1,100                   21
                                                                          2,400


Gas Utilities  0.1%

Australian Gas Light (AUD)                          17,553                   98
El Paso Corporation                                    600                   15
Tokyo Gas (JPY)                                     18,000                   49
                                                                            162


Water Utilities  0.0%

Severn Trent (GBP)                                  10,614                  121
                                                                            121

Total Utilities                                                           2,683

Total Common Stocks and Warrants
(Cost  $105,531)                                                        110,899



Preferred Stocks  0.2%

Anvil, Series B, PIK *                               3,562                   62
CSC Holdings, Series M, PIK                          4,350                  392

Total Preferred Stocks (Cost  $490)                                         454



Convertible Preferred Stocks  0.0%

Ford Motor Company Capital Trust II                  1,400      $            85

Total Convertible Preferred Stocks (Cost  $70)                               85



Corporate Bonds  18.9%

Abbott Laboratories, Sr. Notes,
  5.625%, 7/1/06                           $       500,000                  517

Acetex, Sr. Notes, 10.875%, 8/1/09                  75,000                   78

Actuant Corporation, Sr. Sub. Notes,
  13.00%, 5/1/09                                   146,000                  166

Advance Stores, Sr. Sub. Notes
    10.25%, 4/15/08                                125,000                  133
  Series B, 10.25%, 4/15/08                         75,000                   79

AEP Industries, Sr. Sub. Notes,
  144A, 9.875%, 11/15/07                            75,000                   75

AFC Enterprises, Sr. Sub. Notes,
  10.25%, 5/15/07                                  200,000                  210

AGCO, Sr. Notes, 9.50%, 5/1/08 +                    50,000                   54

AIG Sunamerica Global Financing XII
  Sr. Notes, 144A, 5.30%, 5/30/07                  300,000                  304

Ainsworth Lumber, Sr. Notes
  12.50%, 7/15/07                                   25,000                   27
  13.875%, 7/15/07                                 100,000                  113

Airgate PCS, Sr. Sub. Notes,
  STEP, 0%, 10/1/09 (misc. symbol)                 275,000                  175

AK Steel, Sr. Notes, 9.125%, 12/15/06              175,000                  182

Alamosa, Sr. Notes, 12.50%, 2/1/11                 200,000                  164

Alaska Communications Systems
  Sr. Sub. Notes, 9.375%, 5/15/09                  250,000                  237

Allegheny Energy Supply, Sr. Notes,
  144A, 8.25%, 4/15/12                             410,000                  424

Allstate Financial Global Funding
  Sr. Notes, 144A, 5.25%, 2/1/07                   450,000                  452

AMC Entertainment, Sr. Sub. Notes,
  144A, 9.875%, 2/1/12                             125,000                  128

American Achievement, Sr. Notes,
  11.625%, 1/1/07                                   50,000                   53

American Builders & Contractors Supply,
  Series B Sr. Sub. Notes, 10.625%, 5/15/07        300,000                  315

Amerigas Partners, Sr. Notes,
  10.00%, 4/15/06                                  250,000                  261

AmerisourceBergen, Sr. Notes,
  8.125%, 9/1/08                                   125,000                  131

Ameristar Casinos, Sr. Notes,
  10.75%, 2/15/09                                  125,000                  137

Amkor Technology, Sr. Notes,
  9.25%, 5/1/06                                     75,000                   75

Anvil Knitwear, Sr. Notes,
  10.875%, 3/15/07                                  25,000                   24

AOL Time Warner, Sr. Notes,
  7.625%, 4/15/31                          $       345,000      $           333

Applied Extrusion Technologies,
  Sr. Notes, 10.75%, 7/1/11                        175,000                  168

Argosy Gaming, Sr. Sub. Notes,
  10.75%, 6/1/09                                   325,000                  357

Armkel Finance, Sr. Sub. Notes,
  9.50%, 8/15/09                                   125,000                  133

Arvin Industries, Sr. Notes,
  7.125%, 3/15/09                                   50,000                   49

Arvinmeritor, Sr. Notes, 8.75%, 3/1/12              25,000                   27

ASAT Finance, Sr. Notes, 12.50%, 11/1/06           113,750                   96

Associated Materials, Sr. Sub. Notes,
  144A, 9.75%, 4/15/12                             150,000                  156

AT&T, Sr. Notes, 144A, 8.00%, 11/15/31             290,000                  249

Avaya, Sr. Notes, 11.125%, 4/1/09                   75,000                   74

Avecia Group, Sr. Notes,
  11.00%, 7/1/09 (misc. symbol)                    125,000                  126

Avis Group, Sr. Sub. Notes, 11.00%, 5/1/09         175,000                  194

B&G Foods, Sr. Sub. Notes, 9.625%, 8/1/07           50,000                   51

Bally Total Fitness, Sr. Sub. Notes,
  9.875%, 10/15/07                                 350,000                  360

Bank One, Sr. Notes, 5.50%, 3/26/07                220,000                  225

BBV International Finance, Sr. Sub. Notes,
  7.00%, 12/1/25                                 1,000,000                  981

Better Minerals & Aggregates
  Sr. Sub. Notes, 13.00%, 9/15/09                   50,000                   52

Canadian Natural Resources,
  Sr. Notes, 7.20%, 1/15/32                        275,000                  276

Canwest Media, Sr. Sub. Notes,
  10.625%, 5/15/11                                 100,000                  108

CE Electric UK Funding
  Sr. Notes, 144A, 6.853%, 12/30/04              1,850,000                1,904

Centerpoint Properties, MTN, 7.90%, 1/15/03        500,000                  512

Charter Communications, Sr. Notes
  10.00%, 5/15/11                                  150,000                  130
  10.75%, 10/1/09                                  150,000                  138

Cinemark USA, Series B, Sr. Sub. Notes,
  8.50%, 8/1/08                                    250,000                  239

CIT Group, Sr. Notes, 7.75%, 4/2/12                175,000                  179

Clear Channel Communications,
  Sr. Notes, 7.875%, 6/15/05                       610,000                  644

CMS Energy, Sr. Notes, 9.875%, 10/15/07            250,000                  250

Coast Hotels & Casinos, Sr. Sub. Notes,
  144A, 9.50%, 4/1/09                               25,000                   27

Coastal, Sr. Notes, 6.50%, 5/15/06                 425,000                  417

Coaxial, Sr. Notes, STEP, 0%, 8/15/08              325,000                  263

Coinmach, Sr. Notes, 144A,
  9.00%, 2/1/10                                    125,000                  130

Collins & Aikman Floorcovering
  Sr. Sub. Notes, 144A, 9.75%, 2/15/10             100,000                  105

Comcast Cable Communications,
  Sr. Notes, 6.75%, 1/30/11                        350,000                  338

Conmed, Sr. Sub. Notes, 9.00%, 3/15/08     $       250,000      $           258

Constellation Energy Group,
  Sr. Notes, 6.35%, 4/1/07                         430,000                  441

Consumers Energy Group, 1st Mtg.,
  6.00%, 3/15/05                                   300,000                  304

Container Corp. of America, Sr. Notes,
  9.75%, 4/1/03                                    100,000                  102

Continental Airlines, PTC,
  7.568%, 12/1/06                                  160,000                  142

Cott Beverages, Sr. Sub. Notes,
  144A, 8.00%, 12/15/11                            250,000                  254

Countrywide Home Loans, Sr. Notes,
  5.50%, 2/1/07                                    425,000                  428

Courtyard by Marriott, Sr. Notes,
  10.75%, 2/1/08                                   500,000                  513

Cox Communications, Sr. Notes,
  7.875%, 8/15/09                                  195,000                  199

Credit Suisse First Boston, Sr. Notes,
  6.50%, 1/15/12                                   440,000                  444

Cross Timbers Oil, Sr. Sub. Notes,
  8.75%, 11/1/09                                   250,000                  262

CSK Auto, Sr. Notes, 144A, 12.00%, 6/15/06         100,000                  107

DaimlerChrysler, Sr. Notes, 7.30%, 1/15/12         230,000                  241

Dan River, Sr. Sub. Notes, 10.125%, 12/15/03       135,000                  120

Dana, Sr. Notes
    9.00%, 8/15/11                                  25,000                   25
  144A, 10.125%, 3/15/10                            75,000                   79

Delco Remy International, Sr. Notes,
  8.625%, 12/15/07                                  75,000                   74

Delta Air Lines, ETC, 10.00%, 5/17/10              146,000                  148

Devon Energy, Sr. Notes, 7.95%, 4/15/32            210,000                  228

Dime Capital Trust I, Jr. Sub. Notes,
  9.33%, 5/6/27                                    100,000                  107

Dimon, Sr. Notes, 9.625%, 10/15/11                 275,000                  291

Dobson Communications, Sr. Notes,
  10.875%, 7/1/10 (misc. symbol)                    50,000                   45

Dyersburg, Series B, Sr. Sub. Notes,
  9.75%, 9/1/07                                    150,000                    0

Dyncorp, Sr. Sub. Notes, 9.50%, 3/1/07              75,000                   78

Dynegy Holdings, Sr. Notes,
  8.75%, 2/15/12 (misc. symbol)                    305,000                  235

Earle M. Jorgensen, Sr. Notes, 144A,
  9.75%, 6/1/12                                     50,000                   51

EchoStar DBS, Sr. Notes
  144A, 9.125%, 1/15/09                            150,000                  151
    9.375%, 2/1/09                                 100,000                  101

El Paso Energy Partners, Sr. Sub. Notes,
  8.50%, 6/1/11                                    200,000                  202

Fairchild Semiconductor, Sr. Sub. Notes,
  10.50%, 2/1/09                                   250,000                  276

Federated Department Stores, Sr. Notes,
  6.625%, 4/1/11                                   360,000                  367

First Energy, Sr. Notes, 7.375%, 11/15/31          305,000                  290

Fisher Scientific, Sr. Sub. Notes,
  144A, 8.125%, 5/1/12                              75,000                   75

Flextronics, Sr. Sub. Notes, 9.875%,
  7/1/10 (misc. symbol)                            200,000                  217

Foamex, Sr. Notes, 144A, 10.75%, 4/1/09             25,000                   26

Foodmaker, Sr. Notes, 9.75%, 11/1/03       $       250,000      $           254

Ford Motor, Sr. Notes, 7.45%, 7/16/31              575,000                  557

Four M, Sr. Notes, 12.00%, 6/1/06                  225,000                  233

France Telecom, Sr. Notes, 8.25%, 3/1/11           420,000                  409

Fresenius, Sr. Notes, 7.875%, 2/1/08               200,000                  199

Gap, Sr. Notes, STEP
  8.15%, 12/15/05                                   75,000                   75
  8.80%, 12/15/08 (misc. symbol)                    75,000                   77

General Motors Acceptance Corp.,
  Sr. Notes, 8.00%, 11/1/31                        475,000                  507

Geophysique, Sr. Notes, 10.625%, 11/15/07          150,000                  155

Global Imaging Systems, Sr. Sub. Notes,
  10.75%, 2/15/07                                  150,000                  151

Golden State Holdings, Sr. Notes,
  7.125%, 8/1/05                                   225,000                  238

Goldman Sachs Group, Sr. Notes,
  6.60%, 1/15/12                                   370,000                  376

Gray Communications Systems
  Sr. Sub. Notes, 144A, 9.25%, 12/15/11             75,000                   78

Hanover Equipment Trust, Sr. Notes, 144A
  8.50%, 9/1/08                                     50,000                   50
  8.75%, 9/1/11                                    100,000                   99

Hartford Life, Sr. Notes, 6.90%, 6/15/04           400,000                  422

Hasbro, Sr. Notes
  6.60%, 7/15/28                                    25,000                   19
  8.50%, 3/15/06 (misc. symbol)                     75,000                   78

Herbst Gaming, Sr. Notes, 10.75%, 9/1/08            25,000                   27

Hercules, Sr. Notes, 11.125%, 11/15/07             225,000                  254

HMH Properties, Sr. Notes, 7.875%, 8/1/08           50,000                   49

Hockey Company, Sr. Notes, 144A,
  11.25%, 4/15/09                                   50,000                   51

Hollywood Casino, 1st Mtg., 11.25%, 5/1/07         125,000                  138

Hollywood Park, Sr. Sub. Notes, 9.25%, 2/15/07     150,000                  144

Host Marriott, Sr. Notes, 144A, 9.50%, 1/15/07      50,000                   52

Household Finance, Sr. Notes, 7.00%, 5/15/12       340,000                  344

Huntsman ICI Chemicals
  Sr. Notes, 144A, 9.875%, 3/1/09                   75,000                   77
  Sr. Sub. Notes, 10.125%, 7/1/09                  150,000                  139

Insight Communications, Sr. Notes,
  STEP, 0%, 2/15/11                                425,000                  227

Insight Health Services, Sr. Sub. Notes,
  9.875%, 11/1/11                                  150,000                  154

Interface
  Sr. Notes, 144A, 10.375%, 2/1/10                  75,000                   81
  Sr. Sub. Notes, 7.30%, 4/1/08                    150,000                  140

International Game Technology,
  Sr. Notes, 8.375%, 5/15/09               $       200,000      $           211

International Lease Finance, Sr. Notes,
  6.375%, 3/15/09                                  300,000                  305

International Wire Group, Sr. Notes,
  11.75%, 6/1/05                                   200,000                  180

Intertek Finance, Sr. Notes,
  10.25%, 11/1/06                                   50,000                   53

IPC Acquisition, Sr. Sub. Notes,
  144A, 11.50%, 12/15/09                           150,000                  149

Iron Mountain, Sr. Sub. Notes,
  8.625%, 4/1/13                                   250,000                  257

Isle of Capri Casinos, Sr. Sub. Notes,
  8.75%, 4/15/09                                   125,000                  129

John Q. Hammons Hotels, 1st Mtg.,
  144A, 8.875%, 5/15/12                            150,000                  151

JohnsonDiversey, Sr. Sub. Notes,
  144A, 9.625%, 5/15/12                            200,000                  211

Jostens, Sr. Sub. Notes, 12.75%, 5/1/10            100,000                  113

Kinder Morgan Energy Partners, Sr. Notes,
  7.75%, 3/15/32                                   225,000                  238

Kinetic Concepts, Sr. Sub. Notes,
  9.625%, 11/1/07                                  100,000                  102

Koppers, Sr. Sub. Notes, 9.875%, 12/1/07           225,000                  230

Kraft Foods, Sr. Notes, 6.25%, 6/1/12              340,000                  347

L-3 Communications, Sr. Sub Notes,
  10.375%, 5/1/07                                  100,000                  105

La Quinta Inns, Sr. Notes, 7.40%, 9/15/05          200,000                  197

Lamar Media, Sr. Sub. Notes, 8.625%, 9/15/07       100,000                  104

Lear, Sr. Notes, 7.96%, 5/15/05                    200,000                  207

Lennar, Series B, Sr. Notes, 9.95%, 5/1/10         250,000                  281

LIN Holdings, Sr. Notes, STEP, 0%, 3/1/08          175,000                  166

LNR Property, Sr. Sub. Notes, 10.50%, 1/15/09       75,000                   80

Longview Fibre, Sr. Sub. Notes,
  144A, 10.00%, 1/15/09                            250,000                  262

Luigino's, Sr. Sub. Notes, 10.00%, 2/1/06          100,000                  104

Luscar Coal, Sr. Notes, 9.75%, 10/15/11             75,000                   81

Lyondell Chemical, Sr. Notes
  9.50%, 12/15/08                                   50,000                   48
  9.875%, 5/1/07                                   100,000                   98

MacDermid, Sr. Sub. Notes, 9.125%, 7/15/11         200,000                  212

Magnum Hunter Resources, Sr. Notes,
  144A, 9.60%, 3/15/12                              75,000                   79

Mail-Well, Sr. Notes, 144A, 9.625%, 3/15/12        100,000                  101

Mastec, Sr. Sub. Notes, 7.75%, 2/1/08               25,000                   23

MBNA America Bank, Sr. Notes, 6.50%, 6/20/06       350,000                  361

McCormick, Sr. Notes, 6.40%, 2/1/06                325,000                  336

Mediacom Broadband, Sr. Notes,
  11.00%, 7/15/13                                  100,000                  103

Mediacom LLC/ Mediacom Capital Company
  Sr. Notes, 9.50%, 1/15/13                         25,000                   24

Meritor Automotive, Sr. Notes,
  6.80%, 2/15/09                                    50,000                   48

Mikohn Gaming, Sr. Notes,
  11.875%, 8/15/08                         $        50,000      $            49

Morgan Stanley Group, Sr. Notes,
  5.80%, 4/1/07                                    230,000                  234

Motors & Gears, Sr. Notes,
  10.75%, 11/15/06                                 100,000                   95

MSX International, Sr. Sub. Notes,
  11.375%, 1/15/08                                 100,000                   70

Navistar International, Series B, Sr. Notes,
  9.375%, 6/1/06                                   150,000                  157

Nextel Communications, Sr. Notes
  STEP, 0%, 9/15/07                                125,000                   84
    9.375%, 11/15/09 (misc. symbol)                275,000                  180

Nextel Partners, Sr. Notes,
  144A, 12.50%, 11/15/09                            75,000                   51

NiSource, Sr. Notes, 7.625%, 11/15/05              365,000                  368

Noram Energy, Sr. Notes, 6.50%, 2/1/08              75,000                   68

Nortek, Series B, Sr. Sub. Notes,
  9.875%, 6/15/11                                  175,000                  178

Northern Trust, Sr. Notes, 6.65%, 11/9/04        1,000,000                1,061

Northwest Airlines, Sr. Sub. Notes,
  9.875%, 3/15/07                                   50,000                   48

OM Group, Sr. Sub. Notes, 9.25%, 12/15/11           50,000                   52

Omnicare, Sr. Notes, 8.125%, 3/15/11               150,000                  158

Orange, Sr. Notes, 9.00%, 6/1/09                   500,000                  521

Orion Power, Sr. Notes, 12.00%, 5/1/10              50,000                   45

Owens Brockway Glass, Sr. Notes,
  144A, 8.875%, 2/15/09                            125,000                  130

P&L Coal, Sr. Sub. Notes, 9.625%, 5/15/08          100,000                  106

Packaged Ice, Series B, Sr. Sub. Notes,
  9.75%, 2/1/05                                    100,000                   84

Packaging Corp. of America,
  Sr. Sub. Notes, 9.625%, 4/1/09                   500,000                  541

Paxson Communications, Sr. Sub. Notes
  STEP, 0%, 1/15/09                                100,000                   74
    10.75%, 7/15/08                                150,000                  163

PDVSA Finance, Sr. Notes, 6.45%, 2/15/04           262,500                  259

Penn National Gaming, Sr. Sub. Notes,
  11.125%, 3/1/08                                  175,000                  189

Pennzoil Quaker State, Sr. Notes,
  10.00%, 11/1/08                                   25,000                   29

Petro Stopping, Sr. Notes,
  10.50%, 2/1/07                                   225,000                  216

Petroleum Helicopters, Sr. Notes,
  144A, 9.375%, 5/1/09                              75,000                   77

Phelps Dodge, Sr. Notes, 8.75%, 6/1/11             360,000                  364

PHH, MTN, 8.125%, 2/3/03                           200,000                  206

Plastipak Holdings, Sr. Notes,
  10.75%, 9/1/11                                    50,000                   55

Playtex Products, Sr. Sub. Notes,
  9.375%, 6/1/11                                   250,000                  267

PNC Funding, Sr. Notes, 5.75%, 8/1/06              500,000                  515

Potlatch, Sr. Sub. Notes, 10.00%, 7/15/11          100,000                  110

PPL Energy, Sr. Notes, 6.40%, 11/1/11              230,000                  220

Premier Parks, Sr. Notes,
  STEP, 0%, 4/1/08                         $       100,000      $            97

Pride Petroleum, Sr. Notes,
  9.375%, 5/1/07                                   100,000                  105

Primedia, Sr. Notes, 8.50%, 2/1/06                 150,000                  122

Principal Mutual Life, 144A, 8.00%, 3/1/44         450,000                  438

Quebecor Media, Sr. Notes, 11.125%, 7/15/11        175,000                  179

Qwest Communications, Sr. Notes,
  7.50%, 11/1/08                                   355,000                  280

Radio One, Sr. Sub. Notes, 8.875%, 7/1/11          250,000                  261

Regions Financial, Sr. Sub. Notes,
  6.375%, 5/15/12                                  285,000                  290

Rogers Cablesystems, Sr. Notes,
  10.00%, 3/15/05                                   90,000                   97

Rogers Wireless, 9.625%, 5/1/11                    100,000                   87

Rouse, Sr. Notes, 8.43%, 4/27/05                   400,000                  426

Russell, Sr. Notes, 144A, 9.25%, 5/1/10             50,000                   52

Ryland, Sr. Sub. Notes, 9.125%, 6/15/11            175,000                  186

Salem Communications, Sr. Sub. Notes,
  9.00%, 7/1/11                                    100,000                  104

Schuff Steel, Sr. Notes,
  10.50%, 6/1/08 (misc. symbol)                    100,000                   95

Seagate Tech, Sr. Notes, 144A,
  8.00%, 5/15/09                                    75,000                   76

Sealy Mattress, Sr. Notes,
  STEP, 0%, 12/15/07 (misc. symbol)                 75,000                   75

Sears Roebuck Acceptance Corporation
  Sr. Notes, 6.70%, 4/15/12                        350,000                  358

Sempra Energy, Sr. Notes, 6.80%, 7/1/04            425,000                  442

ServiceMaster, Sr. Notes, 7.25%, 3/1/38            225,000                  205

Silgan, Sr. Sub. Notes, 144A,
  9.00%, 6/1/09                                    200,000                  209

Simmons, Sr. Sub. Notes, 10.25%, 3/15/09            50,000                   53

Simon Debartolo, REIT, Sr. Notes,
  6.875%, 11/15/06                                 310,000                  322

Sinclair Broadcast, Sr. Sub. Notes,
  8.75%, 12/15/07                                  200,000                  205

SITEL, Sr. Sub. Notes, 9.25%, 3/15/06               50,000                   47

Six Flags, Sr. Notes, 9.50%, 2/1/09                400,000                  414

Smithfield Foods, Sr. Notes,
  8.00%, 10/15/09                                  175,000                  178

Solectron
  LYONs, 11/20/20                                  150,000                   72
  Sr. Notes, 9.625%, 2/15/09                       150,000                  151

Southern Natural Gas, Sr. Notes,
  8.00%, 3/1/32                                    155,000                  153

Spanish Broadcasting Systems,
  Sr. Sub. Notes, 9.625%, 11/1/09                   75,000                   79

Sprint Capital, Sr. Notes,
  6.875%, 11/15/28                                 320,000                  247

Starwood Hotels & Resorts, Sr. Notes,
  7.375%, 5/1/07                                   100,000                  102

State Street, Sr. Sub. Notes,
  7.65%, 6/15/10                                   190,000                  210

Station Casinos, Sr. Sub. Notes,
  9.875%, 7/1/10                                    75,000                   81

Steel Dynamics, Sr. Notes,
  144A, 9.50%, 3/15/09                             125,000                  132

Stoneridge, Sr. Notes, 144A,
  11.50%, 5/1/12                           $        25,000      $            27

Sun Media, Sr. Sub. Notes,
  9.50%, 2/15/07                                   150,000                  157

Swift Energy, Sr. Sub. Notes,
  9.375%, 5/1/12                                   125,000                  124

Sybron Dental Specialties, Sr. Sub. Notes
  144A, 8.125%, 6/15/12                             50,000                   51

Synagro Technologies, Sr. Notes,
  144A, 9.50%, 4/1/09                              125,000                  129

Teco Energy, Sr. Notes, 7.00%, 5/1/12              160,000                  163

Terex, Sr. Sub. Notes, 10.375%, 4/1/11              75,000                   82

Transwestern, Sr. Notes,
  STEP, 0%, 11/15/08                               100,000                  100

TravelCenters of America, Sr. Sub. Notes,
  12.75%, 5/1/09                                   400,000                  440

Triad Hospitals, Sr. Sub. Notes,
  11.00%, 5/15/09                                  200,000                  223

Trimas, Sr. Sub. Notes, 144A,
  9.875%, 6/15/12                                  225,000                  230

Triton PCS, Sr. Sub. Notes
  STEP, 0%, 5/1/08                                 175,000                  147
    8.75%, 11/15/11                                 50,000                   43

TXU, Sr. Notes, 6.375%, 6/15/06                    225,000                  229

Tyco International, Sr. Notes,
  5.80%, 8/1/06                                    450,000                  400

UCAR Finance, Sr. Notes, 144A,
  10.25%, 2/15/12                                  150,000                  157

Universal Compression, Sr. Notes,
  STEP, 0%, 2/15/08                                250,000                  246

Venetian Casino, 2nd Mtg.
  144A, 11.00%, 6/15/10                            300,000                  312
    12.25%, 11/15/04                               125,000                  133

WCI Communities, Sr. Sub. Notes,
  10.625%, 2/15/11                                 100,000                  108

Western Financial Bank, Sr. Sub. Notes,
  9.625%, 5/15/12                                   50,000                   51

Westinghouse Air Brake, Sr. Notes,
  9.375%, 6/15/05                                  200,000                  201

Weyerhaeuser, Sr. Notes, 5.95%, 11/1/08            445,000                  447

Williams Companies, Sr. Notes,
  7.625%, 7/15/19                                  215,000                  183

Williams Scotsman, Sr. Notes,
  9.875%, 6/1/07                                    75,000                   76

Willis Corroon, Sr. Sub. Notes,
  9.00%, 2/1/09                                    200,000                  209

WorldCom, Sr. Notes
  7.50%, 5/15/11                                    25,000                   12
  8.00%, 5/15/06 (misc. symbol)                    300,000                  165

XL Capital Finance, Sr. Notes,
  6.50%, 1/15/12                                   425,000                  436

Total Corporate Bonds (Cost  $50,946)                                    51,171



Convertible Bonds  0.1%

Liberty Media/Sprint PCS, Sr. Conv. Notes,
  4.00%, 11/15/29                          $       175,000      $            95

Nextel Communications, Sr. Conv. Notes,
  5.25%, 1/15/10 (misc. symbol)                     25,000                   13

Total Convertible Bonds (Cost  $119)                                        108



Asset-Backed Securities  2.3%

American Express Credit Master Trust,
  Series 2001-5, Class CERT
  2.02%, 11/15/10                                  725,000                  727

Capital Auto Receivables Asset,
  Series 2002-2, Class CERT
  4.18%, 10/15/07                                  675,000                  681

Chase Manhattan Auto Owner Trust

  Series 2002-A, Class A3,
  3.49%, 3/15/06                                   300,000                  300

  Series 2001-B, Class CTFS,
  3.75%, 5/15/08                                   213,000                  212

  Series 2001-B, Class A4,
  3.80%, 5/15/08                                   175,000                  173

CIT RV Trust, Series 1998-A, Class A4,
  6.09%, 2/15/12                                   800,000                  823

Citibank Credit Card Issuance Trust,
  Series 2000-C1, Class C1
  7.45%, 9/15/07                                   400,000                  427

Harley Davidson Motorcycle Trust,
  Series 2002-1, Class B
  4.36%, 1/15/10                                   368,323                  373

MBNA Master Credit Card Trust II

  Series 1998-E, Class A,
  2.125%, 9/15/10                                  325,000                  325

  Series 2000-D, Class C,
  8.40%, 9/15/09                                   450,000                  495

Reliant Energy Transition Bond,
  Series 2001-1, Class A4
  5.63%, 9/15/15                                   775,000                  752

Salomon Smith Barney RV Trust,
  Series 2001-1, Class A3
  4.74%, 2/15/13                                   425,000                  429

Toyota Auto Receivables Owner Trust,
  Series 2000-B, Class A4
  6.80%, 4/15/07                                   575,000                  602

Total Asset-Backed Securities (Cost  $6,249)                              6,319



Non-U.S. Government Mortgage-
Backed Securities  2.2%

BankBoston Home Equity Loan Trust,
  Series 1998-1, Class A6
  6.35%, 2/25/13                                   727,811                  752

Chase Funding Mortgage Loan,
  Series 2002-1, Class 1A3
  5.039%, 12/25/23                                 575,000                  580

COMM 2000, Series 2000-C1, Class B, CMO
  7.494%, 4/15/10                          $       325,000      $           352

GSR Mortgage Loan Trust,
  Series 2001-1, Class A12
  4.612%, 10/25/31                                 825,000                  828

JP Morgan Chase Commercial Mortgage
Securities, CMO

  Series 2001 - C1B2, Class A2,
  6.244%, 4/15/35                                  500,000                  520

  Series 2001 - CIBC, Class A3
  6.26%, 3/15/33                                   775,000                  796

Mellon Residential Funding,
  Series 2001-HEIL, Class A3
  5.945%, 2/25/11                                  825,000                  849

Residential Funding Mortgage, CMO
  Series 1999-S3, Class A1,
  6.50%, 1/25/29                                   356,640                  362

Salomon Brothers Mortgage Securities VII, CMO
  2001-C1, Class A2,
  6.226%, 12/18/35                                 475,000                  493

Summit Mortgage Trust,
  Series 2002-1, Class A2
  6.138%, 2/26/29                                  400,000                  408

Total Non-U.S. Government
Mortgage-Backed Securities (Cost  $5,815)                                 5,940



U.S. Government Mortgage-
Backed Securities  12.2%

Federal Home Loan Mortgage
    5.00%, 12/1/08                                 884,080                  880
    7.00%, 11/1/30                               1,372,294                1,417
  CMO, 6.502%, 11/25/30                            800,000                  837
  TBA, 7.00%, 1/1/32                                71,000                   73

Federal National Mortgage Assn.
    6.00%, 10/1/13 - 11/1/28                     2,712,928                2,724
    7.00%, 12/1/15 - 1/1/31                        824,425                  861
  CMO
    6.50%, 7/25/16 - 5/25/28                     1,310,124                1,351
  Interest Only, 6.50%, 2/1/32 +                 1,409,282                  379
  TBA
    6.00%, 1/1/17                                5,593,379                5,682
    6.50%, 1/1/17 - 1/1/32                       5,120,018                5,197
    7.00%, 1/1/32                                3,911,400                4,012

Government National Mortgage Assn.

  I
    6.00%, 5/15/26                                 181,168                  182
    6.50%, 4/15/26 - 7/15/28                     3,261,971                3,341
    7.00%, 2/15/17                         $       263,271      $           275
    7.50%, 9/15/22 - 2/15/31                       563,433                  595
    8.00%, 1/15/22 - 11/15/24                      146,776                  158
    8.50%, 9/15/24                                  70,579                   76
    10.50%, 2/15 - 8/15/13                           3,116                    3
  Midget, 7.00%, 3/15 - 12/15/13                 431,477                  456
  TBA, 7.50%, 1/1/32                           1,400,000                1,472

  II
    7.00%, 2/20 - 7/20/27                          739,585                  769
    8.00%, 10/20/25                                 36,074                   39
  CMO, 6.50%, 10/20/26                             800,000                  825
  TBA, 6.50%, 1/1/32                             1,375,000                1,399

Total U.S. Government
Mortgage-Backed Securities
(Cost  $32,571)                                                          33,003

U.S. Government Obligations/Agencies  12.0%

Federal Home Loan Bank
  5.75%, 5/15/12                                   875,000                  882

Federal Home Loan Mortgage
  5.75%, 1/15/12                                 2,275,000                2,300
  6.25%, 7/15/32                                   151,000                  150
  6.75%, 3/15/31                                    97,000                  103

Federal National Mortgage Assn.
  5.75%, 2/15/08 (misc. symbol)                    210,000                  219
  6.00%, 5/15/11 (misc. symbol)                    945,000                  976
  6.25%, 2/1/11                                    445,000                  458
  7.125%, 1/15/30                                   65,000                   72

U.S. Treasury Bonds
  6.00%, 2/15/26 (misc. symbol)                     60,000                   62
  6.25%, 8/15/23 - 5/15/30 (misc. symbol)        2,075,000                2,216
  6.375%, 8/15/27 (misc. symbol)                 3,200,000                3,447
  6.75%, 8/15/26 (misc. symbol)                  2,515,000                2,827
  7.50%, 11/15/16 (misc. symbol)                 1,065,000                1,264

U.S. Treasury Inflation-Indexed Notes
  3.875%, 1/15/09 (misc. symbol)                 1,760,431                1,868

U.S. Treasury Notes
  3.25%, 12/31/03 (misc. symbol)           $       465,000      $           468
  3.50%, 11/15/06 (misc. symbol)                 1,865,000                1,810
  4.25%, 11/15/03                                  635,000                  648
  4.75%, 11/15/08 (misc. symbol)                 4,525,000                4,545
  4.875%, 2/15/12                                  210,000                  207
  5.00%, 8/15/11 (misc. symbol)                  2,185,000                2,180
  5.875%, 11/15/04 (misc. symbol)                2,605,000                2,752
  6.50%, 8/15/05 (misc. symbol)                  2,725,000                2,947

Total U.S. Government
Obligations/Agencies (Cost  $31,934)                                     32,401



Short-Term Investments  17.6%

Money Market Funds  17.6%

T. Rowe Price Reserve
  Investment Fund, 1.98% #                      47,674,054               47,674

Total Short-Term Investments
(Cost  $47,674)                                                          47,674


Total Investments in Securities

106.5% of Net Assets
  (Cost $281,399)                                               $       288,054


Futures Contracts

                                   Contract       Unrealized
                     Expiration    Value          Gain (Loss)
                     ----------    --------       -----------
                                         In thousands

Short, 25 U.S.
Treasury 5 year
contracts, $32,000
of U.S. Treasury
Notes pledged
as initial
margin               6/02          $   (2,680)    $  (59)

Short, 25 U.S.
Treasury 10 year
contracts, $40,600
of U.S. Treasury
Notes pledged
as initial
margin               6/02              (2,668)       (87)

Net payments
(receipts) of
variation
margin to date                                                              149

Variation margin
receivable (payable)
on open futures contracts                                                     3

Other Assets Less Liabilities                                           (17,685)


NET ASSETS                                                      $       270,372
                                                                ---------------


            #   Seven-day yield

            *   Non-income producing

            + Interest Only security for which the fund receives interest on notional principal (par)

(misc. symbol)  All or a portion of this security is on loan at May 31,
                2002 - See Note 2

             + Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules - total of such securities at period-end amounts to $67 and represents 0.02% of net assets

             @  Security valued by the Fund's Board of Directors

          144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - total of such securities at period-end amounts to $8,209 and represents 3.0% of net assets

           ADR  American Depository Receipts

           AUD  Australian dollar

           CHF  Swiss franc

           CMO  Collateralized Mortgage Obligation

           DKK  Danish krone

           ETC  Equipment trust certificate

           EUR  Euro

           GBP  British pound

           GDR  Global Depository Receipts

           HKD  Hong Kong dollar

           JPY  Japanese yen

           KRW  South Korean won

         LYONs  Liquid Yield Option Notes

           MTN  Medium term note

           MXN  Mexican peso

           NOK  Norwegian krone

           NZD  New Zealand dollar

           PIK  Payment-in-Kind

           PTC  Pass-Through Certificate

          REIT  Real Estate Investment Trust

           SEK  Swedish krona

           SGD  Singapore dollar

          STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

           TBA To Be Announced security was purchased on a forward commitment basis


The accompanying notes are an integral part of these financial statements.



T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------
                                                                    May 31, 2002


Statement of Assets and Liabilities
--------------------------------------------------------------------------------
In thousands


Assets

Investments in securities,
at value (cost $281,399)                                   $  288,054

Securities lending collateral                                  29,508

Other assets                                                    6,206

Total assets                                                  323,768


Liabilities

Payable for investment
securities purchased                                           22,870

Obligation to return
securities lending collateral                                  29,508

Other liabilities                                               1,018

Total liabilities                                              53,396


NET ASSETS                                                 $  270,372
                                                           ----------

Net Assets Consist of:

Undistributed net investment
income (loss)                                              $    1,654

Undistributed net realized
gain (loss)                                                    (4,494)

Net unrealized gain (loss)                                      6,512

Paid-in-capital applicable to
21,012,657 shares of $0.0001
par value capital stock
outstanding; 1,000,000,000
shares of the Corporation
authorized                                                    266,700

NET ASSETS                                                 $  270,372
                                                           ----------

NET ASSET VALUE PER SHARE                                  $    12.87
                                                           ----------


The accompanying notes are an integral part of these financial statements.



T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------


Statement of Operations
--------------------------------------------------------------------------------
In Thousands

                                                              Year
                                                              Ended
                                                              5/31/02

Investment Income (Loss)

Income

  Interest                                                 $    8,869

  Dividend                                                      1,727

  Securities lending                                              115

  Other                                                            15

  Total income                                                 10,726


Expenses

  Investment management                                         1,092

  Shareholder servicing                                           887

  Custody and accounting                                          187

  Prospectus and shareholder reports                               52

  Registration                                                     23

  Legal and audit                                                  18

  Directors                                                         8

  Proxy and annual meeting                                          3

  Miscellaneous                                                     5

  Total expenses                                                2,275

  Expenses paid indirectly                                         (1)

  Net expenses                                                  2,274

Net investment income (loss)                                    8,452


Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                   (3,496)

  Futures                                                          96

  Foreign currency transactions                                   (39)

  Net realized gain (loss)                                     (3,439)


Change in net unrealized gain (loss)

  Securities                                                   (1,350)

  Futures                                                        (125)

  Other assets and liabilities
  denominated in foreign currencies                                 5

  Change in net unrealized gain (loss)                         (1,470)

Net realized and unrealized gain (loss)                        (4,909)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $    3,543
                                                           ----------

The accompanying notes are an integral part of these financial statements.



T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------


Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands


                                                   Year
                                                   Ended
                                                   5/31/02              5/31/01

Increase (Decrease) in Net Assets

Operations

  Net investment
  income (loss)                            $         8,452      $         9,022

  Net realized
  gain (loss)                                       (3,439)                 781

  Change in net
  unrealized
  gain (loss)                                       (1,470)               3,349

  Increase (decrease)
  in net assets
  from operations                                    3,543               13,152


Distributions to shareholders

  Net investment income                             (8,519)              (8,818)

  Net realized gain                                     --               (2,717)

  Decrease in net
  assets from
  distributions                                     (8,519)             (11,535)


Capital share transactions *

  Shares sold                                       91,300              104,842

  Distributions reinvested                           8,417               11,400

  Shares redeemed                                  (70,513)             (70,600)

  Increase (decrease)
  in net assets
  from capital
  share transactions                                29,204               45,642

Net Assets

Increase (decrease)
during period                                       24,228               47,259

Beginning of period                                246,144              198,885

End of period                              $       270,372      $       246,144
                                           -------------------------------------


*Share information

  Shares sold                                        7,129                7,941

  Distributions reinvested                             667                  877

  Shares redeemed                                   (5,512)              (5,392)

  Increase (decrease)
  in shares
  outstanding                                        2,284                3,426


The accompanying notes are an integral part of these financial statements.



T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------
                                                                    May 31, 2002



Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Personal Strategy Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Personal Strategy Income Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on July 29, 1994. The fund seeks the highest total return over time, consistent with a primary emphasis on income and a secondary emphasis on capital growth, by investing in a diversified portfolio typically consisting of about 40% stocks, 40% bonds, and 20% money market securities.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and ask prices. Other equity securities are valued at a price within the limits of the latest bid and ask prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

     Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Financial futures contracts are valued at closing settlement prices. Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Currency Translation Assets and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

     Premiums and Discounts Premiums and discounts on debt securities are amortized for financial reporting purposes. On June 1, 2001, the fund adopted the provisions of the American Institute of Certified Public Accountants' revised Audit and Accounting Guide - Audits of Investment Companies (the guide). The guide requires all premiums and discounts on debt securities to be amortized, and gain/loss on paydowns of mortgage- and asset-backed securities to be accounted for as interest income. Prior to June 1, 2001, the fund recognized premiums and discounts on mortgage- and asset-backed securities at time of disposition or principal repayment as gain or loss. Upon adoption, the fund adjusted the cost of its mortgage- and asset-backed securities, and corresponding unrealized gain/loss thereon, in the amount of $1,000, reflecting the cumulative amortization that would have been recognized had amortization been in effect from the purchase date of each holding. For the year ended May 31, 2002, the effect of this change was to decrease net investment income by $5,000, increase net realized gain/loss on securities by $4,000, and increase net unrealized gain/loss on securities by $1,000. This change had no effect on the fund's net assets or total return.

     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Expenses paid indirectly reflect credits earned on daily uninvested cash balances at the custodian and are used to reduce the fund's custody charges. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Other assets and Other liabilities, respectively, and in Change in net unrealized gain or loss in the accompanying financial statements.


NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Futures Contracts During the year ended May 31, 2002, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

     Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account by the fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At May 31, 2002, the value of loaned securities was $28,520,000; aggregate collateral consisted of $29,508,000 in the securities lending collateral pool.

     Other Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $141,459,000 and $124,066,000, respectively, for the year ended May 31, 2002. Purchases and sales of U.S. government securities aggregated $146,069,000 and $135,145,000, respectively, for the year ended May 31, 2002.


NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and capital gains. Because federal income tax regulations differ from generally accepted accounting principles, income and capital gain distributions determined in accordance with tax regulations differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

     Distributions during the year ended May 31, 2002, totaled $8,519,000 and were characterized as ordinary income for tax purposes. At May 31, 2002, the tax-basis components of net assets were as follows:



     -------------------------------------------------------------------
     Unrealized appreciation                              $17,616,000

     Unrealized depreciation                              (10,984,000)

     Net unrealized
     appreciation (depreciation)                            6,632,000

     Undistributed ordinary income                          1,664,000

     Capital loss carryforwards                            (4,624,000)

     Distributable earnings                                 3,672,000

     Paid-in capital                                      266,700,000

     Net assets                                          $270,372,000


     As of May 31, 2002, the fund had $1,463,000 of capital loss carryforwards that expire in 2009, $3,161,000 that expire in 2010.

     For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the year ended May 31, 2002, the fund recorded the following permanent reclassifications, which relate primarily to the character of market discount at time of sale. Results of operations and net assets were not affected by these reclassifications.

     -------------------------------------------------------------------
     Undistributed net investment income                      $15,000
     Undistributed net realized gain                          (15,000)


     At May 31, 2002, the cost of investments for federal income tax purposes was $281,278,000.


NOTE 4 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group. The investment management agreement between the fund and the manager provides for an annual investment management fee, of which $118,000 was payable at May 31, 2002. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.15% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by Price Associates (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. At May 31, 2004, and for the year then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

     Under the terms of the investment management agreement, the manager is required to bear any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, through May 31, 2004, which would cause the fund's ratio of total expenses to average net assets to exceed 0.90%. Thereafter, through May 31, 2006, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's ratio of total expenses to average net assets to exceed 0.90%. Pursuant to this agreement, $96,000 of management fees were not accrued by the fund for the year ended May 31, 2002. At May 31, 2002, unaccrued fees in the amount of $225,000 remain subject to reimbursement by the fund through May 31, 2004.

     In addition, the fund has entered into agreements with Price Associates and two wholly owned subsidiaries of Price Associates, pursuant to which the fund receives certain other services. Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these related party agreements totaled approximately $839,000 for the year ended May 31, 2002, of which $66,000 was payable at period-end.

     The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended May 31, 2002, totaled $956,000 and are reflected as interest income in the accompanying Statement of Operations.



T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------


Report of Independent Accountants
--------------------------------------------------------------------------------


     To the Board of Directors of T. Rowe Price Personal Strategy Funds, Inc. and Shareholders of T. Rowe Price Personal Strategy Income Fund In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Personal Strategy Income Fund (one of the portfolios comprising T. Rowe Price Personal Strategy Funds, Inc., hereafter referred to as the "Fund") at May 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2002 by correspondence with custodians and brokers, provide a reasonable basis for our opinion.

     PricewaterhouseCoopers LLP
     Baltimore, Maryland
     June 19, 2002



T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------


Tax Information (Unaudited) for the Tax Year Ended 5/31/02
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

For corporate shareholders, $752,000 of the fund's distributed income and short-term capital gains qualified for the dividends-received deduction.



T. Rowe Price Investment Services and Information
--------------------------------------------------------------------------------


Investment Services and Information


KNOWLEDGEABLE SERVICE REPRESENTATIVES

     By Phone 1-800-225-5132. Available Monday through Friday from 7 a.m. until midnight ET and weekends from 8:30 a.m. until 5 p.m. ET.

     In Person. Available in T. Rowe Price Investor Centers. Please call a service representative at 1-800-225-5132 or visit the Web at www.troweprice.com/investorcenter to locate a center near you.


ACCOUNT SERVICES

     Automated 24-Hour Services Including Tele*Access(registered trademark) and Account Access through the T. Rowe Price Web site on the Internet. Address: www.troweprice.com.

     Automatic Investing. From your bank account or paycheck.

     Automatic Withdrawal. Scheduled, automatic redemptions.

     IRA Rebalancing. Ensuring that your accounts reflect your desired asset allocation.


BROKERAGE SERVICES *

     Individual Investments. Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.


INVESTMENT INFORMATION

     Consolidated Statement. Overview of all of your accounts.

     Shareholder Reports. Manager reviews of their strategies and results.

     T. Rowe Price Report. Quarterly investment newsletter.

     Performance Update. Quarterly review of all T. Rowe Price fund results.

     Insights. Educational reports on investment strategies and markets.

     Investment Guides. Asset Mix Worksheet, Diversifying Overseas: A Guide to International Investing, Retirement Planning Kit, Retirement Readiness Guide, and Tax Considerations Guide.


* T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.



T. Rowe Price Planning Tools and Services
--------------------------------------------------------------------------------


T. Rowe Price Retirement Services


     T. Rowe Price offers unique retirement resources that can help you meet a broad variety of planning challenges. Our retirement tools are suitable for individuals, the self-employed, small businesses, corporations, and nonprofit organizations. We also provide recordkeeping, communications, and investment management services. For more information, call us at 1-800-IRA-5000, or visit our Web site at www.troweprice.com.

     PLANNING TOOLS AND SERVICES

     T. Rowe Price(registered trademark) Retirement Income Manager* helps retirees or those within two years of retirement determine how much income they can draw down in retirement. The program uses extensive statistical analysis and the input of a T. Rowe Price Advisory Counselor to suggest an income plan that best meets your objectives.

     Retirement Income Calculator. This free calculator, incorporating the analytic approach of the T. Rowe Price Retirement Income Manager program, simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

     Rollover Investment Service* offers asset allocation and fund selection advice to those planning a 401(k) rollover from a previous employer after changing jobs or retiring.

     IRA Rebalancing Service. T. Rowe Price will rebalance your IRA at the end of every quarter by exchanging shares between mutual fund accounts. This ensures that your accounts retain your desired asset allocation.

     Quality Information. Thousands of investors have made their personal choices with the help of our Retirement Readiness Guide, Retirement Planning Kit, IRA Insights, and Retirement Planning Worksheet.


     INVESTMENT VEHICLES

     Individual Retirement Accounts (IRAs)

     No-Load Variable Annuities

     Small Business Retirement Plans


* Services of T. Rowe Price Advisory Services, Inc., a federally registered investment adviser. There are costs associated with these services.



T. Rowe Price Web Services
--------------------------------------------------------------------------------


www.troweprice.com


     ACCOUNT INFORMATION

     Account Access allows you to access, in a secure environment, all of your
     T. Rowe Price mutual fund, brokerage, variable annuity, and workplace retirement accounts with a single login.

     AccountMinder is a personal page, with one password, that gives you access to all your online financial information and other records from the secure
     T. Rowe Price Account Access site.


     FINANCIAL TOOLS AND CALCULATORS

     College Investment Calculator. This interactive tool allows you to estimate simultaneously the college costs for as many as five children.

     Morningstar(registered trademark) Portfolio Trackersm. See how your investments are performing at any time. After you enter ticker symbols for your stocks and mutual funds, Portfolio Tracker provides information on prices, market value, and any applicable Morningstar ratings.

     Investment Strategy Planner. This planning tool can help you develop and implement an asset allocation strategy that's appropriate for you.

     Retirement Income Calculator. This free calculator simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.


     INVESTMENT TRACKING AND INFORMATION

     My TRP e-Updates. This free e-mail service offers timely market reports, important information about investing, and the latest updates on the T. Rowe Price funds and services.

     Morningstar(registered trademark) Portfolio Watchlistsm. Like the Portfolio Tracker, the Watchlist allows you to see how your investments are performing. After entering your ticker symbols, the Watchlist automatically provides you with prices, price changes in dollars and percentages, target highs and lows, and target volume.

     Morningstar(registered trademark) Portfolio X-Raysm. This comprehensive tool goes below the surface to give you an in-depth examination of all your investments. It analyzes your portfolio by asset allocation, stock sector, fees and expenses, stock statistics, world regions, and top holdings.



T. Rowe Price College Planning


College Planning


     With the costs of college steadily increasing, it's critical to plan early for this financial event. Our educational investment vehicles and information can help you lay the foundation for the future of your loved ones. For more information or to request a kit, call us at 1-800-638-5660, or visit our Web site at www.troweprice.com.

     T. Rowe Price College Savings Plan. This national "529" plan is sponsored by the Education Trust of Alaska and designed to help families prepare for college education costs. The Plan, which is open to any U.S. resident, allows participants to invest up to a maximum account balance of $250,000 for a person's education. With systematic investing, you can invest as little as $50 per month. In addition, assets grow tax-deferred and are free of federal income taxes when used for qualified educational expenses.

     We also offer two additional college savings plans, including the Maryland College Investment Plan and the University of Alaska College Savings Plan, both of which offer federal tax-deferred growth and benefits for state residents.

     Education Savings Accounts (formerly Education IRAs). This education investment account allows individuals to invest a total of $2,000 per year per beneficiary to pay for educational costs at eligible schools including elementary, secondary, and post-secondary institutions. Withdrawals from Education Savings Accounts are tax-free if the proceeds are used for qualifying educational expenses.

     College Investment Calculator. This Web-based application helps you to determine simultaneously the college costs for as many as five children. The calculator is also connected with a database that lets you select specific schools with actual costs of tuition and room and board.

     College Planning Basics. This Insights report offers a college cost worksheet and describes the options available to individuals planning for college.



T. Rowe Price Advisory Services


Advisory Services

     If you are looking for professional investment advisory services with a personal touch, T. Rowe Price offers tools to help you make informed investing decisions and take control of your financial future.

     The T. Rowe Price(registered trademark) Retirement Income Manager* helps retirees or those within two years of retirement determine how much income they can take in retirement. The program uses extensive statistical analysis and the input of financial planning professionals to suggest an income plan that best meets your objectives.

     Rollover Investment Service* offers asset allocation advice to those planning a major change in their qualified retirement plans, such as a 401(k) rollover from a previous employer or an IRA transfer. T. Rowe Price Investment Checkup(registered trademark) offers a second opinion on your portfolio. We analyze your investments using proprietary software and provide asset allocation suggestions based on your personal profile.

     Retirement Income Calculator. This free calculator, incorporating the analytic approach of the T. Rowe Price Retirement Income Manager program, simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement. Morningstar(registered trademark) Clear Futuresm Guidance. This unique retirement planning tool can help you determine an investment strategy for your retirement assets. After you input information about your current financial situation, Clear Future calculates several retirement income ranges you could achieve.


* Services of T. Rowe Price Advisory Services, Inc., a federally registered investment adviser. There are costs associated with these services.



T. Rowe Price Brokerage Services
--------------------------------------------------------------------------------

Brokerage Services

T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.


     T. Rowe Price Brokerage provides high-quality services and financial tools you can use to manage your investments effectively and conveniently. We also offer commission savings over full-service brokerages on a number of transactions.

     Asset Manager Account. This premium relationship account is designed for investors with higher balances who seek to manage all of their investments through a single account. AMA clients also enjoy unlimited checking and VISA Gold ATM & Check Cards.

     Mutual Fund Gateway. This service lets you invest in more than 100 prominent no-load fund families using a single account.

     Margins and Options Trading for qualified investors.

     Online Account Access. This service lets you access your Brokerage account, place stock, option, and mutual fund orders, create personal watch lists, and get real-time quotes over the Internet. Customers can enjoy low flat-rate commissions of $19.95 on stock trades.*

     Tele-Trader. This automated, 24-hour trading service allows you to enter stock and option orders, access real-time quotes, and hear a report of your account balances. You can also create a quote list for your selected securities.

     Online Research and News.** Company news, stock information, and interactive charting available 24 hours a day, provided by Thomson Financial Services.


*    $19.95 per trade for up to 1,000 shares, plus $0.02 per share thereafter.

** The information provided through these services is prepared by independent investment research companies that are not affiliated with T. Rowe Price. While the information provided is deemed reliable, neither T. Rowe Price Brokerage nor the information providers guarantee the accuracy or completeness of the information or make any warranties with regard to the results obtained from its use.



T. Rowe Price Mutual Funds
--------------------------------------------------------------------------------

STOCK FUNDS

Domestic

Blue Chip Growth*
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income*
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock*
Health Sciences
Media & Telecommunications
Mid-Cap Growth*
Mid-Cap Value
New America Growth
New Era
New Horizons
Real Estate
Science & Technology*
Small-Cap Stock*
Small-Cap Value*!
Spectrum Growth
Tax-Efficient Growth
Tax-Efficient Multi-Cap Growth
Total Equity Market Index
Value*



BLENDED ASSET FUNDS

Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced



BOND FUNDS

Domestic Taxable

Corporate Income
GNMA
High Yield*
New Income
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Bond Index
U.S. Treasury Intermediate
U.S. Treasury Long-Term


Domestic Tax-Free

California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond



MONEY MARKET FUNDS!!

Taxable

Prime Reserve
Summit Cash Reserves
U.S. Treasury Money


Tax-Free

California Tax-Free Money
Maryland Tax-Free Money
New York Tax-Free Money
Summit Municipal Money Market
Tax-Exempt Money



INTERNATIONAL/GLOBAL FUNDS

Stock

Emerging Europe & Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery!
International Equity Index
International Growth & Income
International Stock*
Japan
Latin America
New Asia
Spectrum International


Bond

Emerging Markets Bond
International Bond*


For more information about T. Rowe Price funds or services, please contact us directly at 1-800-225-5132.

* T. Rowe Price Advisor Class available for these funds. The T. Rowe Price Advisor Class is offered only through financial intermediaries. For more information about T. Rowe Price Advisor Class funds, contact your financial professional or T. Rowe Price at 1-877-804-2315.

!    Closed to new investors.

!! Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

     Please call for a prospectus, which contains complete information, including risks, fees, and expenses. Read it carefully before investing.


T. Rowe Price, Invest With Confidence (registered trademark)

T. Rowe Price Investment Services, Inc.
100 East Pratt Street
Baltimore, MD 21202

C11-054  5/31/02